Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation
Stock-Based Compensation Expense

Stock-Based Compensation Expense

	Years ended December 31
(Millions)	2015	2014	2013
Cost of sales	$46	$47	$27
Selling, general and administrative expenses	185	192	183
Research, development and related expenses	45	41	30

Stock-based compensation expenses	$276	$280	$240

Income tax benefits	$(87)	$(79)	$(71)

Stock-based compensation expenses, net of tax	$189	$201	$169

Stock Option Activity

Stock Option Program

The following table summarizes stock option activity for the years ended December 31:

	2015		2014		2013
		Weighted		Weighted		Weighted
	Number of	Average	Number of	Average	Number of	Average
	Options	Exercise Price	Options	Exercise Price	Options	Exercise Price
Under option —
January 1	39,235,557	$90.38	43,938,778	$83.84	56,565,030	$80.33
Granted:
Annual	5,529,544	165.91	5,736,183	126.77	6,220,810	101.55
Progressive (Reload)	—	—	—	—	140,447	109.83
Other	—	—	—	—	191	119.62
Exercised	(5,978,382)	83.74	(10,219,261)	82.37	(18,825,218)	79.25
Canceled	(234,274)	128.99	(220,143)	105.11	(162,482)	89.92
December 31	38,552,445	$102.01	39,235,557	$90.38	43,938,778	$83.84
Options exercisable
December 31	27,262,062	$85.97	27,502,208	$81.42	32,038,228	$79.58

Stock Option Assumptions

Stock Option Assumptions

	Annual			Progressive (Reload)
	2015	2014	2013	2015	2014	2013
Exercise price	$165.94	$126.72	$101.49	$—	$—	$109.84
Risk-free interest rate	1.5%	1.9%	1.2%	—%	—%	0.2%
Dividend yield	2.5%	2.6%	2.7%	—%	—%	2.7%
Volatility	20.1%	20.8%	20.0%	—%	—%	16.3%
Expected life (months)	76	75	75	—	—	12
Black-Scholes fair value	$23.98	$19.63	$13.46	$—	$—	$6.42

Restricted Stock Units and Restricted Stock Activity

Restricted Stock and Restricted Stock Units

The following table summarizes restricted stock and restricted stock unit activity for the years ended December 31:

	2015		2014		2013
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Nonvested balance —
As of January 1	2,817,786	$104.41	3,105,361	$92.31	3,261,562	$85.17
Granted
Annual	671,204	165.86	798,615	126.79	946,774	101.57
Other	26,886	156.94	78,252	152.74	44,401	111.19
Vested	(1,010,612)	89.99	(1,100,675)	90.37	(1,100,095)	79.93
Forfeited	(64,176)	118.99	(63,767)	97.23	(47,281)	90.82
As of December 31	2,441,088	$127.47	2,817,786	$104.41	3,105,361	$92.31

Performance Shares Activity

The following table summarizes performance share activity for the years ended December 31:

	2015		2014		2013
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Undistributed balance —
As of January 1	1,099,752	$102.65	895,635	$88.12	1,089,084	$79.27
Granted	227,798	158.88	305,225	124.89	353,734	96.87
Distributed	(323,938)	83.08	(277,358)	84.74	(507,083)	75.16
Performance change	(106,760)	127.70	212,461	109.74	(6,949)	77.01
Forfeited	(25,660)	125.33	(36,212)	109.44	(33,151)	91.34
As of December 31	871,192	$120.89	1,099,752	$102.65	895,635	$88.12

General Employees' Stock Purchase Plan (GESPP)

General Employees’ Stock Purchase Plan

	2015		2014		2013
		Weighted		Weighted		Weighted
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price

Options granted	1,007,669	$133.52	1,073,956	$118.73	1,259,247	$93.46
Options exercised	(1,007,669)	133.52	(1,073,956)	118.73	(1,259,247)	93.46
Shares available for grant - December 31	28,104,335		29,112,004		30,185,960